American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2025

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.2%
Argentina — 1.0%
Vista Energy SAB de CV, ADR(1)	4,131	209,772
Brazil — 5.3%
Embraer SA, ADR(1)	9,374	446,671
Inter & Co., Inc., Class A(2)	29,235	156,700
Marcopolo SA, Preference Shares	261,240	328,344
VTEX, Class A(1)	37,335	179,208
		1,110,923
Chile — 1.3%
Plaza SA	139,467	277,010
China — 8.8%
Atour Lifestyle Holdings Ltd., ADR	5,445	167,216
BOC Aviation Ltd.	15,200	117,421
China Overseas Property Holdings Ltd.	250,000	163,421
GDS Holdings Ltd., ADR(1)	7,792	296,486
Haitian International Holdings Ltd.	47,000	125,571
Henan Pinggao Electric Co. Ltd., Class A	85,000	182,348
MMG Ltd.(1)	368,000	107,816
Shenzhen Envicool Technology Co. Ltd., Class A	28,140	175,643
Tongcheng Travel Holdings Ltd.	139,200	311,823
Vnet Group, Inc., ADR(1)(2)	7,799	91,482
Xtep International Holdings Ltd.(2)	174,500	115,678
		1,854,905
Greece — 2.0%
Piraeus Financial Holdings SA	90,253	426,161
Hong Kong — 0.6%
MGM China Holdings Ltd.	90,800	125,926
India — 20.9%
Alembic Pharmaceuticals Ltd.	28,276	240,938
CMS Info Systems Ltd.	44,189	232,205
Crompton Greaves Consumer Electricals Ltd.	48,762	179,491
Endurance Technologies Ltd.	7,480	151,501
Fortis Healthcare Ltd.	50,237	353,860
Indian Hotels Co. Ltd.	40,019	329,171
Jyothy Labs Ltd.	29,052	107,406
KEI Industries Ltd.	8,058	284,339
MakeMyTrip Ltd.(1)	2,023	194,734
PB Fintech Ltd.(1)	17,842	300,789
Persistent Systems Ltd.	2,531	154,388
Phoenix Mills Ltd.	17,960	318,930
Poly Medicure Ltd.	15,771	367,421
Prestige Estates Projects Ltd.	15,075	194,952
Shriram Finance Ltd.	29,005	205,754
Torrent Pharmaceuticals Ltd.	5,695	192,388
Varun Beverages Ltd.	65,545	327,610
V-Guard Industries Ltd.	53,757	190,470
Zensar Technologies Ltd.	11,931	101,375
		4,427,722
Indonesia — 2.0%
Aspirasi Hidup Indonesia Tbk. PT	5,712,900	222,344

Ciputra Development Tbk. PT	2,006,100	96,277
United Tractors Tbk. PT	77,200	104,223
		422,844
Malaysia — 3.1%
99 Speed Mart Retail Holdings Bhd.(1)	573,800	271,822
AMMB Holdings Bhd.	88,100	113,827
Gamuda Bhd.	267,400	262,161
		647,810
Mexico — 1.1%
Gentera SAB de CV(2)	164,610	229,849
Peru — 2.6%
Intercorp Financial Services, Inc.	16,946	542,950
Philippines — 1.2%
GT Capital Holdings, Inc.	16,960	148,974
International Container Terminal Services, Inc.	17,560	105,848
		254,822
Russia(3) — 0.0%
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 3.7%
Catrion Catering Holding Co.	5,055	183,018
National Medical Care Co.	6,000	272,926
Riyadh Cables Group Co.	8,443	323,296
		779,240
South Africa — 3.7%
Capitec Bank Holdings Ltd.	702	115,362
Clicks Group Ltd.	19,778	366,115
JSE Ltd.	16,805	110,680
Mr. Price Group Ltd.	15,468	200,179
		792,336
South Korea — 16.5%
BNK Financial Group, Inc.	47,129	360,107
Classys, Inc.(1)	4,821	208,812
HD HYUNDAI MIPO	3,075	221,050
HYBE Co. Ltd.(1)	2,020	356,883
Hyundai Rotem Co. Ltd.(1)	10,365	555,846
Hyundai Steel Co.	5,593	102,285
IsuPetasys Co. Ltd.(1)	8,874	234,218
LG Innotek Co. Ltd.(1)	810	90,529
LIG Nex1 Co. Ltd.	1,631	303,188
LS Electric Co. Ltd.	2,008	335,383
Park Systems Corp.	776	110,112
PharmaResearch Co. Ltd.	1,645	328,256
Sanil Electric Co. Ltd.	3,212	144,248
Silicon2 Co. Ltd.(1)	6,956	127,956
		3,478,873
Taiwan — 21.5%
Accton Technology Corp.	11,000	220,180
Asia Vital Components Co. Ltd.	7,000	110,273
ASMedia Technology, Inc.	7,000	429,462
ASPEED Technology, Inc.	1,000	106,410
Bizlink Holding, Inc.	13,067	231,096
Bora Pharmaceuticals Co. Ltd.	11,000	298,705
Chroma ATE, Inc.	20,000	201,964
Eclat Textile Co. Ltd.	13,000	212,800
Elite Material Co. Ltd.	22,000	417,204

Fortune Electric Co. Ltd.	18,000	340,494
Gold Circuit Electronics Ltd.	19,000	125,924
Gourmet Master Co. Ltd.	104,000	319,649
Gudeng Precision Industrial Co. Ltd.	13,000	187,664
King Yuan Electronics Co. Ltd.	88,000	280,617
Kinik Co.	23,000	187,938
Lotes Co. Ltd.	5,000	246,573
Nien Made Enterprise Co. Ltd.	17,000	227,261
Poya International Co. Ltd.	8,000	126,252
Taiwan Hon Chuan Enterprise Co. Ltd.	56,000	284,527
		4,554,993
Thailand — 2.1%
Bumrungrad Hospital PCL	20,100	115,055
Minor International PCL	397,500	331,985
		447,040
Turkey — 1.5%
Migros Ticaret AS(2)	20,776	320,792
United Arab Emirates — 1.3%
Burjeel Holdings PLC	176,654	69,800
Emirates Central Cooling Systems Corp.	474,408	214,492
		284,292
TOTAL COMMON STOCKS (Cost $18,467,154)		21,188,260
RIGHTS — 0.0%
South Korea — 0.0%
IsuPetasys Co. Ltd.(1) (Cost $—)	1,383	3,380
SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	40	40
State Street Navigator Securities Lending Government Money Market Portfolio(4)	506,779	506,779
TOTAL SHORT-TERM INVESTMENTS (Cost $506,819)		506,819
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $18,973,973)		21,698,459
OTHER ASSETS AND LIABILITIES — (2.6)%		(551,378)
TOTAL NET ASSETS — 100.0%		$21,147,081

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.7%
Information Technology	16.1%
Consumer Discretionary	15.8%
Financials	12.1%
Health Care	11.6%
Consumer Staples	6.6%
Real Estate	5.0%
Communication Services	2.5%
Materials	2.3%
Energy	1.5%
Utilities	1.0%
Short-Term Investments	2.4%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $596,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $622,462, which includes securities collateral of $115,683.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$209,772	—	—
Brazil	782,579	$328,344	—
China	555,184	1,299,721	—
India	194,734	4,232,988	—
Peru	542,950	—	—
Other Countries	—	13,041,988	—
Rights	—	3,380	—
Short-Term Investments	506,819	—	—
	$2,792,038	$18,906,421	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.